Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 2 (this “Amendment”) to the Definitive Proxy Statement on Schedule 14A originally filed with the Securities and Exchange Commission (the “SEC”) on March 25, 2026 (the “Original Filing”), as amended by that certain Amendment No. 1 to the Definitive Proxy Statement on Schedule 14A, is being filed by Skyward Specialty Insurance Group, Inc. (the “Company”) solely to correct certain errors in the Inline eXtensible Business Reporting Language (“iXBRL”) tagging.Specifically, this Amendment corrects scaling errors in the interactive data tags in the Net Income column of the Pay Versus Performance table required by Item 402(v) of Regulation S-K.This Amendment consists of the cover page, this explanatory note, and the Pay Versus Performance section. No other changes have been made to the Original Filing, and this Amendment does not reflect events occurring after the date of the Original Filing. This Amendment does not update any of the disclosures contained in the Original Filing to reflect facts or events that have occurred since the date of the Original Filing.
Entity Information [Line Items]
Entity Registrant Name	Skyward Specialty Insurance Group, Inc.
Entity Central Index Key	0001519449